Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024		Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 72,986		¥ 72,398
Derivative liabilities, Fair value	95,686		71,366
Interest rate swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	518,990		568,864
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	18,889		22,798
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3,722		3,311
Interest rate swap agreements | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,930		464
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	106		0
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6		8
Options held/written and other | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	44,774		9,486
Options held/written and other | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	40		52
Options held/written and other | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	1,039		88
Options held/written and other | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	468,422		632,211
Options held/written and other | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	15,309		30,435
Options held/written and other | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	13,355		28,335
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	958,260		933,988
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	2,841		2,735
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	63,703		26,217
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	646,085	[1]	788,361	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	35,331	[1]	15,050	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	7,294	[1]	10,978	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	113,962		99,878
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	470		1,325
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6,563		2,426
Foreign currency long-term debt | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	849,630		748,396
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Credit derivatives held/written | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,000		1,098
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		3
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 4		¥ 3

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥4,863 million and foreign exchange contracts of ¥524 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2024, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥0 million and ¥9 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥170 million and ¥94 million at March 31, 2024, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥14,758 million and foreign exchange contracts of ¥5,554 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥52 million and ¥12 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥200 million and ¥179 million at March 31, 2023, respectively.